Offerings	Aug. 03, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.00001 par value per share
Amount Registered | shares	90,600
Proposed Maximum Offering Price per Unit	3.14
Maximum Aggregate Offering Price	$ 284,484.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 39.29
Offering Note	Pursuant to Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement also covers such additional securities that may from time to time be offered or issued to prevent dilution from stock splits, stock dividends or similar transactions. Consists of shares issuable under new hire inducement stock option awards granted on August 29, 2025 in accordance with Nasdaq Listing Rule 5635(c)(4). Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(h) of the Securities Act. The price per share and aggregate offering price are calculated on the basis of the exercise price of the options outstanding under the applicable inducement stock option award.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.00001 par value per share
Amount Registered | shares	190,063
Proposed Maximum Offering Price per Unit	2.73
Maximum Aggregate Offering Price	$ 518,871.99
Fee Rate	0.01381%
Amount of Registration Fee	$ 71.66
Offering Note	Pursuant to Rule 416 under the Securities Act, this Registration Statement also covers such additional securities that may from time to time be offered or issued to prevent dilution from stock splits, stock dividends or similar transactions. Consists of shares issuable under new hire inducement stock option awards granted on September 30, 2025 in accordance with Nasdaq Listing Rule 5635(c)(4). Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(h) of the Securities Act. The price per share and aggregate offering price are calculated on the basis of the exercise price of the options outstanding under the applicable inducement stock option award.
Offering: 3
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.00001 par value per share
Amount Registered | shares	51,825
Proposed Maximum Offering Price per Unit	2.21
Maximum Aggregate Offering Price	$ 114,533.25
Fee Rate	0.01381%
Amount of Registration Fee	$ 15.82
Offering Note	Pursuant to Rule 416 under the Securities Act , this Registration Statement also covers such additional securities that may from time to time be offered or issued to prevent dilution from stock splits, stock dividends or similar transactions. Consists of shares issuable under new hire inducement stock option awards granted on October 31, 2025 in accordance with Nasdaq Listing Rule 5635(c)(4). Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(h) of the Securities Act. The price per share and aggregate offering price are calculated on the basis of the exercise price of the options outstanding under the applicable inducement stock option award.
Offering: 4
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.00001 par value per share
Amount Registered | shares	22,576
Proposed Maximum Offering Price per Unit	1.58
Maximum Aggregate Offering Price	$ 35,670.08
Fee Rate	0.01381%
Amount of Registration Fee	$ 4.93
Offering Note	Pursuant to Rule 416 under the Securities Act of 1933, this Registration Statement also covers such additional securities that may from time to time be offered or issued to prevent dilution from stock splits, stock dividends or similar transactions. Consists of shares issuable under new hire inducement stock option awards granted on November 28, 2025 in accordance with Nasdaq Listing Rule 5635(c)(4). Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(h) of the Securities Act. The price per share and aggregate offering price are calculated on the basis of the exercise price of the options outstanding under the applicable inducement stock option award.
Offering: 5
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.00001 par value per share
Amount Registered | shares	61,843
Proposed Maximum Offering Price per Unit	1.61
Maximum Aggregate Offering Price	$ 99,567.23
Fee Rate	0.01381%
Amount of Registration Fee	$ 13.76
Offering Note	Pursuant to Rule 416 under the Securities Act of 1933, this Registration Statement also covers such additional securities that may from time to time be offered or issued to prevent dilution from stock splits, stock dividends or similar transactions. Consists of shares issuable under new hire inducement stock option awards granted on December 31, 2025 in accordance with Nasdaq Listing Rule 5635(c)(4). Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(h) of the Securities Act. The price per share and aggregate offering price are calculated on the basis of the exercise price of the options outstanding under the applicable inducement stock option award.
Offering: 6
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.00001 par value per share
Amount Registered | shares	32,675
Proposed Maximum Offering Price per Unit	1.41
Maximum Aggregate Offering Price	$ 46,071.75
Fee Rate	0.01381%
Amount of Registration Fee	$ 6.37
Offering Note	Pursuant to Rule 416 under the Securities Act of 1933, this Registration Statement also covers such additional securities that may from time to time be offered or issued to prevent dilution from stock splits, stock dividends or similar transactions. Consists of shares issuable under new hire inducement stock option awards granted on January 30, 2026 in accordance with Nasdaq Listing Rule 5635(c)(4). Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(h) of the Securities Act. The price per share and aggregate offering price are calculated on the basis of the exercise price of the options outstanding under the applicable inducement stock option award.
Offering: 7
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.00001 par value per share
Amount Registered | shares	46,200
Proposed Maximum Offering Price per Unit	1.31
Maximum Aggregate Offering Price	$ 60,522.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 8.36
Offering Note	Pursuant to Rule 416 under the Securities Act of 1933, this Registration Statement also covers such additional securities that may from time to time be offered or issued to prevent dilution from stock splits, stock dividends or similar transactions. Consists of shares issuable under new hire inducement stock option awards granted February 27, 2026 in accordance with Nasdaq Listing Rule 5635(c)(4). Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(h) of the Securities Act. The price per share and aggregate offering price are calculated on the basis of the exercise price of the options outstanding under the applicable inducement stock option award.
Offering: 8
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.00001 par value per share
Amount Registered | shares	631,600
Proposed Maximum Offering Price per Unit	1.39
Maximum Aggregate Offering Price	$ 877,924.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 121.25
Offering Note	Pursuant to Rule 416 under the Securities Act of 1933, this Registration Statement also covers such additional securities that may from time to time be offered or issued to prevent dilution from stock splits, stock dividends or similar transactions. Consists of shares issuable under new hire inducement stock option awards granted March 31, 2026 in accordance with Nasdaq Listing Rule 5635(c)(4). Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(h) of the Securities Act. The price per share and aggregate offering price are calculated on the basis of the exercise price of the options outstanding under the applicable inducement stock option award.
Offering: 9
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.00001 par value per share
Amount Registered | shares	200,400
Proposed Maximum Offering Price per Unit	1.38
Maximum Aggregate Offering Price	$ 276,552.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 38.20
Offering Note	Pursuant to Rule 416 under the Securities Act of 1933, this Registration Statement also covers such additional securities that may from time to time be offered or issued to prevent dilution from stock splits, stock dividends or similar transactions. Consists of shares issuable under new hire inducement stock option awards granted April 30, 2026 in accordance with Nasdaq Listing Rule 5635(c)(4). Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(h) of the Securities Act. The price per share and aggregate offering price are calculated on the basis of the exercise price of the options outstanding under the applicable inducement stock option award.
Offering: 10
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.00001 par value per share
Amount Registered | shares	8,400
Proposed Maximum Offering Price per Unit	1.02
Maximum Aggregate Offering Price	$ 8,568.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 1.19
Offering Note	Pursuant to Rule 416 under the Securities Act of 1933, this Registration Statement also covers such additional securities that may from time to time be offered or issued to prevent dilution from stock splits, stock dividends or similar transactions. Consists of shares issuable under new hire inducement stock option awards granted on May 29, 2026 in accordance with Nasdaq Listing Rule 5635(c)(4). Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(h) of the Securities Act. The price per share and aggregate offering price are calculated on the basis of the exercise price of the options outstanding under the applicable inducement stock option award.
Offering: 11
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.00001 par value per share
Amount Registered | shares	125,600
Proposed Maximum Offering Price per Unit	1.14
Maximum Aggregate Offering Price	$ 143,184.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 19.78
Offering Note	Pursuant to Rule 416 under the Securities Act of 1933, this Registration Statement also covers such additional securities that may from time to time be offered or issued to prevent dilution from stock splits, stock dividends or similar transactions. Consists of shares issuable under new hire inducement stock option awards granted on June 30, 2026 in accordance with Nasdaq Listing Rule 5635(c)(4). Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(h) of the Securities Act. The price per share and aggregate offering price are calculated on the basis of the exercise price of the options outstanding under the applicable inducement stock option award.
Offering: 12
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.00001 par value per share
Amount Registered | shares	61,000
Proposed Maximum Offering Price per Unit	1.32
Maximum Aggregate Offering Price	$ 80,520.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 11.12
Offering Note	Pursuant to Rule 416 under the Securities Act of 1933, this Registration Statement also covers such additional securities that may from time to time be offered or issued to prevent dilution from stock splits, stock dividends or similar transactions. Consists of shares issuable under new hire inducement stock option awards granted on July 31, 2026 in accordance with Nasdaq Listing Rule 5635(c)(4). Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(h) of the Securities Act. The price per share and aggregate offering price are calculated on the basis of the exercise price of the options outstanding under the applicable inducement stock option award.